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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2001
                                                -----------------

Check here if Amendment [ ]; Amendment Number:
                                                -----------------
This Amendment:  (Check only one:): [ ] is a restatement
                                    [ ] adds new holdings entries

Institutional Investment manager Filing this Report:

Name:      Michael Larson
           -----------------------------------------
Address:   2365 Carillon Point
           -----------------------------------------
           Kirkland, WA 98033
           -----------------------------------------

Form 13F File number: 28-05147
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this report on Behalf of Reporting Manager:

Name:      Michael Larson
           -----------------------------------------
Title:     Reporting Manager
           -----------------------------------------
Phone:     (425) 889-7900
           -----------------------------------------

Signature, Place, and Date of Signing

/s/ Michael Larson                 Kirkland, Washington    February 12, 2002
-------------------------------    ---------------------   -----------------
       [Signature]                     [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE: (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting managers(s).)

PURSUANT TO RULE 24b-2 OF THE SECURITIES EXCHANGE ACT OF 1934,
CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FORM 13F AND FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION.

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                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                                     2
                                                           --------------------

Form 13F Information Table Entry Value:                                *
                                                           --------------------

Form 13F Information Table Value Total:                               $*
                                                           --------------------
                                                                    (thousands)

*PURSUANT TO RULE 24b-2 OF THE SECURITIES EXCHANGE ACT OF 1934,
CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FORM 13F AND FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION.

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

   No.         Form 13F File Number      Name

    1          28-05149                  Cascade Investment, L.L.C.
  ------       -----------------         ---------------------------------
    2          28-                       Bill & Melinda Gates Foundation
  ------       -----------------         ---------------------------------
               [Repeat as necessary.]


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

                                                     FORM 13F INFORMATION TABLE*
--------------------------------- ---------------- --------- --------  --------    --- ---------- --------- -------- -------- -----
                                                                            AMOUNT
                                                                           AND TYPE
                                                                         OF SECURITY
                                                              VALUE     SHRS/      SH/ INVSTMNENT   OTHER           VOTING AUTHORITY
          NAME OF ISSUER           TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT     PRN DISCRETION  MANAGERS  SOLE    SHARED  NONE
--------------------------------- ---------------- --------- --------  --------    --- ---------- --------- -------- -------- -----

ALASKA AIR GROUP                  COMMON STOCK     011659109  23,058.84    792,400  SH    YES         N/A    YES
-----------------------------------------------------------------------------------------------------------------------------------
AVISTA CORP                       COMMON STOCK     05379B107  42,266.25  3,187,500  SH    YES         N/A    YES
-----------------------------------------------------------------------------------------------------------------------------------
BOCA RESORTS, INC.                COMMON STOCK     09688T106  26,824.92  2,047,704  SH    YES         N/A    YES
-----------------------------------------------------------------------------------------------------------------------------------
CANADIAN NATIONAL RAILWAY CO.     COMMON STOCK     136375102 488,439.10 10,116,800  SH    YES         N/A    YES
-----------------------------------------------------------------------------------------------------------------------------------
COX COMMUNICATIONS INC.           COMMON STOCK     224044107 565,785    13,500,000  SH    YES         N/A    YES
-----------------------------------------------------------------------------------------------------------------------------------
EXTENDED STAY AMERICA, INC.       COMMON STOCK     30224P101  89,248.80  5,442,000  SH    YES         N/A    YES
-----------------------------------------------------------------------------------------------------------------------------------
ICOS CORP                         COMMON STOCK     449295104 289,009.42  5,031,501  SH    YES         N/A    YES
-----------------------------------------------------------------------------------------------------------------------------------
MERCK & CO.                       COMMON STOCK     589331107  67,750     1,000,000  SH    YES         N/A    YES
-----------------------------------------------------------------------------------------------------------------------------------
OTTER TAIL POWER COMPANY          COMMON STOCK     689648103  40,781.43  1,399,500  SH    YES         N/A    YES
-----------------------------------------------------------------------------------------------------------------------------------
PNM RESOURCES INC.                COMMON STOCK     69349H107  74,612.53  2,669,500  SH    YES         N/A    YES
-----------------------------------------------------------------------------------------------------------------------------------
PAIN THERAPEUTICS INC.            COMMON STOCK     69562K100  18,320     2,000,000  SH    YES         N/A    YES
-----------------------------------------------------------------------------------------------------------------------------------
PAN AMERICAN SILVER CORP          COMMON STOCK     697900108  21,389.95  5,105,000  SH    YES         N/A    YES
-----------------------------------------------------------------------------------------------------------------------------------
REPUBLIC SERVICES INC             COMMON STOCK     760759100 342,577.36 17,154,600  SH    YES         N/A    YES
-----------------------------------------------------------------------------------------------------------------------------------
SCHNITZER STEEL INDS INC          COMMON STOCK     806882106   8,220.03    602,200  SH    YES         N/A    YES
-----------------------------------------------------------------------------------------------------------------------------------
SEATTLE GENETICS INC.             COMMON STOCK     812578102  20,070.20  3,521,088  SH    YES         N/A    YES
-----------------------------------------------------------------------------------------------------------------------------------

*PURSUANT TO RULE 24B-2 OF THE SECURITIES EXCHANGE ACT OF 1934, CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FORM 13F AND FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION.

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